Note 43 - Condensed Statement of Income (Deutsche Bank Parent) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noninterest income [Abstract]
Commissions and fee income		€ 10,372	€ 9,206	€ 9,838
Noninterest expenses [Abstract]
Compensation and benefits		11,731	11,131	10,712
General and administrative expenses		11,243	10,112	9,728
Impairment of goodwill and other intangible assets		0	233	68
Total noninterest expenses		22,971	21,695	20,390
Profit (loss) before income taxes		6,703	7,955	5,447
Deutsche Bank AG (Parent) [Member]
Condensed Statement of Income (Deutsche Bank Parent) [Line Items]
Interest income, excluding dividends from subsidiaries		42,684	38,205	20,682
Dividends received from [Abstract]
Dividends received from bank subsidiaries		446	516	395
Dividends received from nonbank subsidiaries		1,677	2,255	1,117
Interest expense		32,068	26,260	9,909
Net interest and dividend income		12,740	14,715	12,284
Provision for credit losses		1,359	1,158	829
Net interest and dividend income after provision for credit losses		11,380	13,557	11,455
Noninterest income [Abstract]
Commissions and fee income		5,114	4,513	4,383
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		4,736	4,681	1,824
Other income (loss)	[1]	1,939	(412)	3,541
Total noninterest income		11,789	8,782	9,747
Noninterest expenses [Abstract]
Compensation and benefits		6,271	5,896	5,679
General and administrative expenses		7,461	6,540	6,273
Services provided by (to) affiliates, net		2,486	2,540	2,165
Impairment of goodwill and other intangible assets		0	0	0
Total noninterest expenses		16,218	14,975	14,118
Profit (loss) before income taxes		6,951	7,363	7,084
Income tax expense (benefit)		1,307	906	(1,189)
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 5,644	€ 6,457	€ 8,273

[1]	[1] Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income as well as impairments and write-ups on investments in subsidiaries.